Goodwill and Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Goodwill and Intangible Assets

	As at June 30,	As at December 31,
(€‘000)	2022	2021
OnCyte IPRD	33 678	33 678
C-Cathez development cost s	441	474
Goodwill	883	883
Patents & Licenses	884	1 099
Other intangible assets	703	34

Total Goodwill and Intangible assets	36 589	36 168